General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
General [Abstract]
Accumulated losses	$ (112,331)		$ (105,379)
Generated losses	(6,952)	$ (6,690)
Operating activities	$ (6,850)	$ (5,215)